Note 34 - Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets pre-offsetting [Member] | Other deferred tax assets [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Unused tax losses	[1]	€ 1,307	€ 2,934
Unused tax credits	[1]	1	160
Deferred tax assets pre-offsetting [Member] | Deductable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	[1]	4,321	2,986
Employee benefits, including equity settled share based payments	[1]	2,507	2,140
Accrued interest payable	[1]	1,148	1,133
Loans and borrowings, including allowance for loans	[1]	878	795
Leases	[1]	614	14
Intangible assets	[1]	236	119
Fair value OCI (IFRS 9)	[1]	21	33
Other assets	[1]	879	886
Other Provisions	[1]	126	180
Other liabilities	[1]	6	7
Deferred tax assets pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	[1]	12,044	11,387
Deferred tax liabilities pre-offsetting [Member] | Taxable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	[1]	3,937	3,038
Employee benefits, including equity settled share based payments	[1]	265	312
Loans and borrowings, including allowance for loans	[1]	785	345
Leases	[1]	537	0
Intangible assets	[1]	554	453
Fair value OCI (IFRS 9)	[1]	51	52
Other assets	[1]	347	344
Other Provisions	[1]	87	85
Other liabilities	[1]	40	40
Deferred tax liabilities pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	[1]	€ 6,603	€ 4,669

[1]	Following the introduction of IFRS16 Leases an additional line item Leases was added. Comparatives were adjusted accordingly.